Convertible Instruments (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Activity Related to Notes

Activity related to the Notes was as follows:

	November 30, 2013	May 31, 2013
Face amount of Notes	$7,221,250	$6,588,250

Unamortized discount	(2,692,486)	(4,539,886)
Exercise of right of repayment	(250,000)	—
Conversions	(2,350,000)	(567,000)

Total carry value of Notes	1,928,764	1,481,364
Short-term portion of Notes	(294,094)	(328,347)

Long-term portion of Notes	$1,634,670	$1,153,017

During the year ended May 31, 2013, activity related to the Notes was as follows:

Face amount of convertible notes	$6,588,250

Debt discounts	(6,243,502)
Amortization of debt discount	1,703,616
Conversions	(567,000)

Total carrying value of convertible notes	1,481,364
Short-term portion of convertible notes	(328,347)

Long-term portion of convertible notes	$1,153,017

Weighted Average Assumptions to Value Warrants

The Company utilized the following weighted average assumptions to value the above warrants:

Expected dividend yield	-0-%
Stock price volatility	70 – 94%
Expected term	2 years
Risk-free interest rate	.28%
Grant-date fair value	$.11 - $1.10